Other Payables and Accruals	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accrued expenses	208,454	28,080	22,077
Other payables	503,997	488,681	384,214
GST payable, net	93,399	112,066	88,109
Other payables and accruals	805,850	628,827	494,400

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$275,000 and S$260,000 ($204,419) as of December 31, 2024 and June 30, 2025 respectively. For more information see “Note 17 — Commitments and Contingencies”.

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accrued expenses	131,435	208,454	152,579
Other payables	553,161	503,997	368,905
GST payable	91,828	93,399	68,364
Other payables and accruals	776,424	805,850	589,848

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$385,000 and S$275,000 ($201,288) as of December 31, 2023 and 2024, respectively. For more information see “Note 17 — Commitments and Contingencies”.

“GST” means the Goods and Services Tax chargeable pursuant to the Goods and Services Tax Act 1993 of Singapore.